Note 7 - Share Exchange With Island Radio, Inc. and Subsequent Sale of Shares	12 Months Ended
Dec. 31, 2012
Notes
Note 7 - Share Exchange With Island Radio, Inc. and Subsequent Sale of Shares

NOTE 7 – Share Exchange with Island Radio, Inc. and Subsequent Sale of Shares

On March 29, 2011 we entered into a Share Exchange Agreement with Island Radio, Inc., which is listed on the OTC Bulletin Board under the trading symbol “ISLD”.  Under the terms of the agreement we issued Island Radio 2,000,000 shares of our restricted common stock in exchange for 2,000,000 restricted shares of Island Radio common stock, $0.001 par value.  These shares were valued at $20,000, or $0.01 a share.

After a review on March 31, 2011, and in accordance with US Generally Accepted Accounting Principles (US GAAP), we determined these shares of common stock were an impaired asset due to the underlying business’s limited operations and lack of trading on OTC Bulletin Board.  Accordingly, we took a ($20,000) impairment charge against this asset.

On October 13, 2011 we transferred our restricted shares of Island Radio to Michael Hume, our President and Chief Executive Officer.  These shares carried no value.